Deferred income tax - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Not recognized as deferred tax assets	$ 204.9	$ 167.5
Uruguay
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	35.00%
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	29.00%
Armenia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	18.00%
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	34.00%
Ecuador
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%